TAXES PAYABLE	12 Months Ended
Dec. 31, 2018
TAXES PAYABLE
TAXES PAYABLE

NOTE 16 — TAXES PAYABLE

	2018	2017
Payroll charges	58,907	75,752
ICMS (state VAT)	25,385	37,444
COFINS (tax on revenue)	2,162	5,411
IPI (federal VAT)	14,372	17,305
IVA (value-added tax) and others	250,719	148,189
	351,545	284,101